Earnings per share	9 Months Ended
Jul. 31, 2019
Text block [abstract]
Earnings per share

Note 12.    Earnings per share

	For the three months ended			For the nine months ended
$ millions, except number of shares and per share amounts	2019 Jul. 31	2019 Apr. 30	2018 Jul. 31	2019 Jul. 31	2018 Jul. 31
Basic earnings per share
Net income attributable to equity shareholders	$1,392	$1,341	$1,365	$3,911	$4,001
Less: Preferred share dividends and premiums	28	28	23	79	65
Net income attributable to common shareholders	$1,364	$1,313	$1,342	$3,832	$3,936
Weighted-average common shares outstanding (thousands)	444,868	444,028	444,081	443,976	443,104
Basic earnings per share	$3.07	$2.96	$3.02	$8.63	$8.88
Diluted earnings per share
Net income attributable to common shareholders	$1,364	$1,313	$1,342	$3,832	$3,936
Weighted-average common shares outstanding (thousands)	444,868	444,028	444,081	443,976	443,104
Add: Stock options potentially exercisable (1) (thousands)	638	790	1,028	735	1,117
Add: Restricted shares and equity-settled consideration (thousands)	409	406	395	433	439
Weighted-average diluted common shares outstanding (thousands)	445,915	445,224	445,504	445,144	444,660
Diluted earnings per share	$3.06	$2.95	$3.01	$8.61	$8.85
(1)

Excludes average options outstanding of 2,529,718 (April 30, 2019: 2,399,088; July 31, 2018: 748,184) with a weighted-average exercise price of $113.74 (April 30, 2019: $114.20; July 31, 2018: $120.02) for the quarter ended July 31, 2019, and average options of 2,298,117 with a weighted-average price of $114.32 for the nine months ended July 31, 2019 (July 31, 2018: average options of 668,102 with a weighted-average price of $120.02), as the options’ exercise prices were greater than the average market price of CIBC’s common shares.